Intangible Assets - Summary of Intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	€ 181,234
Intangible assets other than goodwill	181,485	€ 181,234	€ 175,542
Ending Balance	181,485	181,234
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	222,241	205,443
Additions	2,537	631
Business combination		17,991
Disposals	(1,292)	(1,907)
Net foreign exchange differences	19	83
Intangible assets other than goodwill	223,505	222,241
Ending Balance	223,505	222,241
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(41,007)	(29,901)
Amortization	(1,642)	(1,295)
Business combination		(11,571)
Disposals	645	1,838
Net foreign exchange differences	(16)	(78)
Intangible assets other than goodwill	(42,020)	(41,007)
Ending Balance	(42,020)	(41,007)
Brands
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	172,334
Intangible assets other than goodwill	172,334	172,334	169,033
Ending Balance	172,334	172,334
Brands | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	177,387	174,086
Business combination		3,301
Intangible assets other than goodwill	177,387	177,387
Ending Balance	177,387	177,387
Brands | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(5,053)	(5,053)
Intangible assets other than goodwill	(5,053)	(5,053)
Ending Balance	(5,053)	(5,053)
Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,095
Intangible assets other than goodwill	2,862	2,095	1,908
Ending Balance	2,862	2,095
Trademarks and patents | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	11,900	10,738
Additions	850	51
Transfer from construction in progress	719
Business combination		1,811
Disposals	0	(764)
Net foreign exchange differences	17	64
Intangible assets other than goodwill	13,486	11,900
Ending Balance	13,486	11,900
Trademarks and patents | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(9,805)	(8,830)
Amortization	(804)	(454)
Business combination		(1,158)
Disposals	0	695
Net foreign exchange differences	(15)	(58)
Intangible assets other than goodwill	(10,624)	(9,805)
Ending Balance	(10,624)	(9,805)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,561
Intangible assets other than goodwill	1,806	1,561	1,211
Ending Balance	1,806	1,561
Software | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	24,385	17,165
Additions	919	31
Business combination		8,313
Disposals	(602)	(1,143)
Net foreign exchange differences	2	19
Intangible assets other than goodwill	24,704	24,385
Ending Balance	24,704	24,385
Software | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(22,824)	(15,954)
Amortization	(675)	(752)
Business combination		(7,241)
Disposals	602	1,143
Net foreign exchange differences	(1)	(20)
Intangible assets other than goodwill	(22,898)	(22,824)
Ending Balance	(22,898)	(22,824)
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,570
Intangible assets other than goodwill	1,225	1,570	1,238
Ending Balance	1,225	1,570
Intangible assets in progress | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,570	1,238
Additions	374	332
Transfer from construction in progress	(719)
Disposals	0
Net foreign exchange differences		0
Intangible assets other than goodwill	1,225	1,570
Ending Balance	1,225	1,570
Intangible assets in progress | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0
Amortization	0
Intangible assets other than goodwill	0	0
Ending Balance	0	0
Other
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,674
Intangible assets other than goodwill	3,258	3,674	€ 2,152
Ending Balance	3,258	3,674
Other | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	6,999	2,216
Additions	394	217
Business combination		4,566
Disposals	(690)	0
Intangible assets other than goodwill	6,703	6,999
Ending Balance	6,703	6,999
Other | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(3,325)	(64)
Amortization	(163)	(89)
Business combination		(3,172)
Disposals	43	0
Intangible assets other than goodwill	(3,445)	(3,325)
Ending Balance	€ (3,445)	€ (3,325)